Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of exceptional items [line items]
Exceptional items gross	$ (340)	$ (620)	$ (4,423)
Exceptional items tax	(266)	(454)	(1,057)
Exceptional items net	(606)	(1,074)	(5,480)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(340)	(1,032)	(1,087)
Exceptional items tax	17	(31)	(71)
Exceptional items net	(323)	(1,063)	(1,158)
Chilean Tax Reform [Member]
Disclosure of exceptional items [line items]
Exceptional items tax	(283)
Exceptional items net	(283)
Impairment of US deferred tax assets [Member]
Disclosure of exceptional items [line items]
Exceptional items tax		(423)
Exceptional items net		(423)
Corporate structure unification costs [Member]
Disclosure of exceptional items [line items]
Exceptional items gross		(428)
Exceptional items net		(428)
BHP Mitsui Coal (BMC) gain on disposal [Member]
Disclosure of exceptional items [line items]
Exceptional items gross		840
Exceptional items net		840
COVID-19 related costs [Member]
Disclosure of exceptional items [line items]
Exceptional items gross			(499)
Exceptional items tax			138
Exceptional items net			(361)
Impairment of Energy coal assets [Member]
Disclosure of exceptional items [line items]
Exceptional items gross			(1,523)
Exceptional items tax			(651)
Exceptional items net			(2,174)
Impairment of Potash assets [Member]
Disclosure of exceptional items [line items]
Exceptional items gross			(1,314)
Exceptional items tax			(473)
Exceptional items net			(1,787)
Attributable to non-controlling interests [member]
Disclosure of exceptional items [line items]
Exceptional items gross			(34)
Exceptional items tax	(107)		10
Exceptional items net	(107)		(24)
Attributable to BHP shareholders [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(340)	(620)	(4,389)
Exceptional items tax	(159)	(454)	(1,067)
Exceptional items net	$ (499)	$ (1,074)	$ (5,456)